Schedule of cryptocurrencies holdings activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ETHCoinbaseStaked ETH USDT Bitcoin	Dec. 31, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Crypto Asset, Holding [Line Items]
Cryptocurrency, Fair value			¥ 332
USDT [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | USDT	858,555
Cryptocurrency, Cost basis	¥ 6,035
Cryptocurrency, Fair value	¥ 6,035	¥ 30,079
ETH [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETH	7,117
Cryptocurrency, Cost basis	¥ 129,766
Cryptocurrency, Fair value	¥ 149,158
ETH-FalconX Staked [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETH	1,000
Cryptocurrency, Cost basis	¥ 18,776
Cryptocurrency, Fair value	¥ 20,958
ETH-PoS Technology Platform Staked [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETH	33
Cryptocurrency, Cost basis	¥ 652
Cryptocurrency, Fair value	¥ 692
ETH-Coinbase Staked [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETHCoinbaseStaked	676
Cryptocurrency, Cost basis	¥ 13,739
Cryptocurrency, Fair value	¥ 15,823
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | Bitcoin	1
Cryptocurrency, Cost basis	¥ 1,051
Cryptocurrency, Fair value	886
Other Cryptocurrencies [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Cost basis	455
Cryptocurrency, Fair value	¥ 90
Cryptocurrency, Quantity	Multiple